Acquisitions (BalanceSheet) (Details) - USD ($)	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Land	$ 5,924,294		$ 2,599,745
Real property interests	231,561,354		210,709,364
Total land and real property interests	237,485,648		213,309,109
Accumulated amortization of real property interest	(7,135,676)		(3,347,829)
Land and net real property interests	230,349,972		209,961,280
Investments in receivables, net	8,665,274		9,085,281	$ 9,743,976
Cash and cash equivalents	311,108		1,037,327	25,248,137	$ 158,559
Rent receivables, net	123,767		144,771
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	3,985,227		4,218,770
Deferred rent receivable	344,162		191,488
Derivative assets			455,561
Other intangible assets, net	6,101,048		5,611,105
Other assets	399,222
Total assets	250,939,502		231,354,284
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities	29,707,558		114,280,724
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	8,938,034		7,863,355
Prepaid rent	2,029,542		1,762,792
Derivative liabilities	308,899		193,101
Total liabilities	$ 115,125,541		$ 125,629,325
Commitments and contingencies
Equity	$ 135,813,961	$ 116,146,168	$ 105,724,959	$ 119,339,933	$ 33,738,723
Total liabilities and equity	250,939,502		231,354,284
Landmark Infrastructure Partners LP
Assets
Land	5,924,294		2,599,745
Real property interests	231,561,354		210,709,364
Total land and real property interests	237,485,648		213,309,109
Accumulated amortization of real property interest	(7,135,676)		(3,347,829)
Land and net real property interests	230,349,972		209,961,280
Investments in receivables, net	8,665,274		9,085,281
Cash and cash equivalents	311,108		1,037,327
Rent receivables, net	123,767		144,771
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	3,985,227		4,218,770
Deferred rent receivable	344,162		191,488
Derivative assets			455,561
Other intangible assets, net	6,101,048		5,611,105
Other assets	399,222
Total assets	250,939,502		231,354,284
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities	29,707,558		114,280,724
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	8,938,034		7,863,355
Prepaid rent	2,029,542		1,762,792
Derivative liabilities	308,899		193,101
Total liabilities	115,125,541		125,629,325
Equity	135,813,961		105,724,959
Total liabilities and equity	250,939,502		231,354,284
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP | As Previously Reported February 26,2015
Assets
Land	1,895,117		1,895,117
Real property interests	173,009,873		167,797,881
Total land and real property interests	174,904,990		169,692,998
Accumulated amortization of real property interest	(5,831,342)		(2,844,900)
Land and net real property interests	169,073,648		166,848,098
Investments in receivables, net	8,665,274		9,085,281
Cash and cash equivalents	311,108		1,037,327
Rent receivables, net	80,711		112,115
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	2,838,879		3,240,779
Deferred rent receivable	279,324		173,812
Derivative assets			455,561
Other intangible assets, net	3,783,653		4,336,699
Other assets	399,222
Total assets	186,091,541		185,938,373
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities			89,336,688
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	5,685,590		6,192,391
Prepaid rent	1,532,372		1,346,060
Derivative liabilities	289,808		193,101
Total liabilities	81,649,278		98,597,593
Equity	104,442,263		87,340,780
Total liabilities and equity	186,091,541		185,938,373
Landmark, General Partner and affiliates
Assets
Due from Landmark and affiliates	659,722		648,701
Liabilities and equity
Due to Landmark and affiliates			583,689
Landmark, General Partner and affiliates | Landmark Infrastructure Partners LP | As Previously Reported May 11, 2015
Assets
Land	4,829,573		1,895,117
Real property interests	183,378,480		168,800,789
Total land and real property interests	188,208,053		170,695,906
Accumulated amortization of real property interest	(5,873,199)		(2,848,040)
Land and net real property interests	182,334,854		167,847,866
Investments in receivables, net	8,665,274		9,085,281
Cash and cash equivalents	311,108		1,037,327
Rent receivables, net	80,711		112,115
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	2,838,879		3,240,779
Deferred rent receivable	285,790		173,812
Derivative assets			455,561
Other intangible assets, net	4,677,499		4,371,416
Other assets	399,222
Total assets	200,253,059		186,972,858
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities			89,336,688
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	7,328,741		6,192,391
Prepaid rent	1,532,372		1,346,060
Derivative liabilities	289,808		193,101
Total liabilities	83,292,429		98,597,593
Equity	116,960,630		88,375,265
Total liabilities and equity	200,253,059		186,972,858
Total sites acquired | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Assets
Land	1,094,721		704,628
Real property interests	48,182,874		41,908,575
Total land and real property interests	49,277,595		42,613,203
Accumulated amortization of real property interest	(1,262,477)		(499,789)
Land and net real property interests	48,015,118		42,113,414
Rent receivables, net	43,056		32,656
Deferred loan cost, net	1,146,348		977,991
Deferred rent receivable	58,372		17,676
Other intangible assets, net	1,423,549		1,239,689
Total assets	50,686,443		44,381,426
Liabilities and equity
Secured debt facilities	29,707,558		24,944,036
Other intangible liabilities, net	1,609,293		1,670,964
Prepaid rent	497,170		416,732
Derivative liabilities	19,091
Total liabilities	31,833,112		27,031,732
Equity	18,853,331		17,349,694
Total liabilities and equity	50,686,443		44,381,426
Total sites acquired | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor | As Previously Reported May 11, 2015
Assets
Land	2,934,456
Real property interests	10,368,607		1,002,908
Total land and real property interests	13,303,063		1,002,908
Accumulated amortization of real property interest	(41,857)		(3,140)
Land and net real property interests	13,261,206		999,768
Deferred rent receivable	6,466
Other intangible assets, net	893,846		34,717
Total assets	14,161,518		1,034,485
Liabilities and equity
Other intangible liabilities, net	1,643,151
Total liabilities	1,643,151
Equity	12,518,367		1,034,485
Total liabilities and equity	$ 14,161,518		$ 1,034,485